                                               SEMIANNUAL REPORT
                                               MAY 31, 2002

PRUDENTIAL
GOVERNMENT SECURITIES TRUST/
MONEY MARKET SERIES &
U.S. TREASURY MONEY MARKET SERIES

FUND TYPE
Money market

OBJECTIVES
Money Market Series: High current income, preservation of capital, and maintenance of liquidity.

U.S. Treasury Money Market Series:
High current income consistent with the
preservation of principal and liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Trust's portfolio
holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL (LOGO)

Prudential Government Securities Trust

Performance at a Glance

INVESTMENT GOALS AND STYLE
The investment objectives of the Money
Market Series (the Series) are high current income, preservation of capital, and maintenance of liquidity. The Series invests in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The U.S.
government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares.
There can be no assurance that the Series will achieve its investment objectives.

The investment objective of the U.S.
Treasury Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. The
Series invests exclusively in U.S. Treasury obligations with effective remaining maturities of 13 months or less. The U.S.
government's guarantee applies only to the underlying securities of this Series, and not to the value of the Series' shares.
There can be no assurance that the Series will achieve its investment objective.

                             www.prudential.com    (800) 225-1852

Semiannual Report    May 31, 2002

Fund Facts                                            As of 5/31/02

Money Market Series    7-Day         Net Asset    Weighted Avg.  Net Assets
                    Current Yld.*   Value (NAV)    Mat. (WAM)    (Millions)
Class A                1.22%           $1.00         62 Days        $617
Class Z                1.34%           $1.00         62 Days        $ 25
iMoneyNet, Inc.
Gov't Agency Avg.**    1.17%           $1.00         53 Days        N/A

 *Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Money
  Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Series.

**iMoneyNet, Inc. reports a seven-day
  current yield, NAV, and WAM on Tuesdays.
  This is the data of all funds in the
  iMoneyNet, Inc. Government Agency Average as of May 28, 2002, the closest date to the end of our reporting period.

Fund Facts                                            As of 5/31/02

U.S. Treasury                  7-Day       Net Asset   Weighted Avg.  Net Assets
Money Market Series         Current Yld.*  Value (NAV)   Mat. (WAM)    (Millions)
Class A                        1.32%          $1.00         72 Days       $347
Class Z                        1.44%          $1.00         72 Days       $  5
iMoneyNet, Inc.
100% U.S. Treasuries Avg.**    1.23%          $1.00         62 Days        N/A

 *Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the U.S.
  Treasury Money Market Series is not insured or guaranteed by the Federal Deposit
  Insurance Corporation or any other
  government agency. Although the U.S.
  Treasury Money Market Series seeks to
  preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the U. S. Treasury
  Money Market Series.

**iMoneyNet, Inc. reports a seven-day
  current yield, NAV, and WAM on Tuesdays.
  This is the data of all funds in the
  iMoneyNet, Inc. 100% U.S. Treasuries Average
  as of May 28, 2002, the closest date to the
  end of our reporting period.
                                            1

PRUDENTIAL (LOGO)                July 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Money Market
Series and the U.S. Treasury Money Market
Series--the six months that ended May 31, 2002--was a time of significant change in the U.S. economy and the financial markets. The economy grew rapidly as it emerged from its first recession in a decade, but the Federal
Reserve (the Fed) voted to leave short-term interest rates at a 40-year low for the first half of 2002. At the same time, accounting scandals involving several high-profile companies in the United States roiled financial markets.

In this environment characterized by
investor pessimism and distrust, money
market funds remained a viable alternative for those seeking investments that offer relative safety and liquidity. The
Government Securities Trust's management team employed an interest rate strategy and analysis of supply/demand dynamics of money market securities that helped both Series provide competitive yields.

A detailed discussion of conditions in the money market and each Series' investments are on the following pages. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,


David R. Odenath, Jr., President
Prudential Government Securities Trust

Prudential Government Securities Trust
    Money Market Series

Semiannual Report    May 31, 2002

INVESTMENT ADVISER'S REPORT

INVESTING IN A LOW INTEREST RATE ENVIRONMENT
Shortly after our six-month reporting period began on December 1, 2001, the Fed completed its 11th reduction in short-term interest rates during the calendar year. The Fed had repeatedly lowered the federal funds rate
(the rate banks charge each other for
overnight loans) and the discount rate (the rate member banks pay to borrow from the Fed's discount window) to help the U.S.
economy recover from its first recession in a decade.

We employed an investment strategy in
December 2001 that aimed to give the Series greater flexibility to respond to changing conditions in the money markets. The Series held a sizable position in securities whose rates adjusted daily based on the federal funds rate. It also had considerable exposure to federal agency securities maturing in six months to one year. We reasoned that, if the economy recovered in 2002 and prompted the Fed to increase short-term rates, our daily adjustable-rate securities would reset to higher levels and boost the Series' income stream. However, if the recession deepened in 2002 and the Fed continued to cut rates, the Series would benefit from the fact that we had locked in yields on six-month and one-year securities during December 2001, before rates moved even lower.

As it turned out, the economy began to
rebound in early 2002. This improvement and
Fed Chairman Alan Greenspan's mildly upbeat
remarks about the economy suggested the Fed
had completed its latest cycle of rate cuts.
There was also talk that Fed policymakers
might have to increase short-term interest
rates in the first half of 2002 to rein in a
rapidly expanding economy that could fuel
higher inflation. As this view gained
ground, yields on longer-term money market
securities climbed, which pushed their
prices lower. We took advantage of this
trend in early February 2002 by locking in
higher yields on federal agency securities
maturing in six months to one year. In
hindsight, the Series would have been better
served had we waited until mid-March 2002 to
buy these securities as yields were higher
then.
                                          3

Prudential Government Securities Trust
    Money Market Series

Semiannual Report    May 31, 2002

The greatest rise in yields occurred on the money market securities of corporations. In addition to the outlook for tighter monetary policy, their yields rose because of concern about weak corporate profits and doubts about the quality of corporate financial reporting in light of accounting scandals at certain U.S. corporations. Some investors who traditionally bought corporate money market securities instead purchased those of federal agencies because they are considered to be safer.

THE CHANGING OUTLOOK FOR U.S. MONETARY POLICY
As the year progressed, expectations about when the Fed would tighten monetary policy changed. Although the economy grew very rapidly in the first three months of 2002, some reports indicated the expansion moderated in the second quarter. This data encouraged belief that the Fed would wait until the second half of 2002 to boost short-term rates. Thus, our daily adjustable-rate securities did not perform as well as we had hoped because the target for the federal funds rate remained at 1.75%. When our adjustable-rate securities matured in May 2002, we reinvested their proceeds in repurchase agreements, which are an alternative short-term investment vehicle.

LOOKING AHEAD
Fed policymakers voted to leave short-term interest rates unchanged when they met in June shortly after our six-month reporting period ended. We believe the Fed will not tighten monetary policy until U.S. firms increase their spending for buildings, machinery, and equipment or until inflationary pressures start to build in the U.S. economy. However, if Fed policymakers boost short-term rates, there may be less of a corresponding rise in yields on federal agency money market securities should doubts about the quality of corporate financial reporting continue to spur strong investor demand for these securities.

Prudential Government Securities Trust
    U.S. Treasury Money Market Series

INVESTMENT ADVISER'S REPORT

FLIGHT TO QUALITY LED TO U.S. TREASURIES
Early in our six-month reporting period that began on December 1, 2001, we invested primarily in Treasuries scheduled to mature on various days during January and February
2002. Our staggered-maturity strategy
prepared the Series to meet the increased shareholder liquidity needs that typically occur early in the new calendar year.

In addition to the usual seasonal fund
flows, the beginning of the calendar year saw two key developments in the Treasury money market. First, concern about the quality of corporate financial reporting in light of accounting scandals at certain U.S.
firms sent investors seeking the safety and liquidity of Treasuries maturing in three months or less. This increased demand caused investors to accept lower yields on these securities. Second, the U.S. economy, which had slid into a recession in 2001, began to recover in early 2002. This improvement helped fuel speculation that the Fed would increase short-term interest rates in the first half of 2002 to reverse some of the 11 rate cuts it implemented in 2001 during the economic downturn. Because short-term interest rates were expected to move higher in coming months, investors required higher yields on Treasuries in the one-year sector.

This decline in the yields of Treasuries
maturing in three months or less and the
rise in the yields of Treasuries in the one-
year sector caused the slope of the Treasury
yield curve to become steeper. The yield
curve is a graphic depiction of yields on
the shortest to the longest Treasury money
market securities. We took advantage of the
steeper yield curve in February and March
2002 by locking in higher yields on one-year
Treasuries. Purchasing these securities
helped the Series even more than we expected
as their yields declined (and their prices
climbed) later in our reporting period
reflecting another change in the outlook for
U.S. monetary policy.
                                           5

Prudential Government Securities Trust
    U.S. Treasury Money Market Series

Semiannual Report    May 31, 2002

THE CHANGING OUTLOOK FOR U.S. MONETARY POLICY
Although the economy grew very rapidly in the first three months of the year, some reports indicated the expansion moderated in the second quarter. This data encouraged belief that the Fed could afford to wait until the second half of 2002 to boost short-term interest rates. With monetary policy expected to remain on hold in the spring of 2002, yields on Treasuries due in one year began to edge lower, causing the money market yield curve to flatten. We invested primarily in Treasuries maturing in six months because during this time their yields compared favorably with yields on Treasuries due in one year.

LOOKING AHEAD
Fed policymakers voted to leave short-term interest rates unchanged when they met in June shortly after our six-month reporting period ended. We believe the Fed will not tighten monetary policy until U.S. firms increase their spending for buildings, machinery, and equipment or until inflationary pressures start to build in the U.S. economy.

In the short run, we are focusing on
Treasuries maturing in three months. They yield nearly as much as Treasuries due in six months because the money market yield curve remains relatively flat. Should the yield curve become substantially steeper later in the year, we will look to increase the Series' exposure to the one-year sector of the Treasury market.

Thank you for investing in Prudential money market funds.

Prudential Government Securities Trust Management Team

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2002 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Federal Farm Credit Bank  2.0%
$    2,000   1.80%, 6/3/02                                           $    1,999,990
     1,000   1.85%, 7/1/02                                                1,000,000
    10,000   1.88%, 9/3/02                                                9,997,092
                                                                     --------------
                                                                         12,997,082
-------------------------------------------------------------------------------------
Federal Home Loan Bank  31.8%
    61,500   1.743%, 6/3/02, F.R.N.                                      61,494,445
    17,000   1.741%, 6/11/02, F.R.N.                                     16,995,747
    13,000   1.82%, 6/13/02, F.R.N.                                      12,997,814
    25,000   1.715%, 6/20/02, F.R.N.                                     24,997,346
    25,000   1.725%, 6/20/02, F.R.N.                                     24,999,181
       500   6.025%, 6/3/02                                                 500,112
     1,500   6.08%, 7/8/02                                                1,506,342
     4,000   6.875%, 7/18/02                                              4,025,438
       850   6.00%, 8/15/02                                                 857,093
       750   6.75%, 8/15/02                                                 757,479
       250   6.21%, 12/30/02                                                255,568
     1,500   6.20%, 1/21/03                                               1,538,316
     1,000   2.45%, 1/24/03                                               1,000,000
     6,650   2.25%, 1/29/03                                               6,660,097
     8,000   5.00%, 2/14/03                                               8,164,462
    27,000   2.81%, 4/11/03                                              27,000,000
     8,500   4.50%, 5/15/03                                               8,637,965
     1,500   7.25%, 5/15/03                                               1,563,395
                                                                     --------------
                                                                        203,950,800
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation  12.0%
     5,000   1.78%, 7/18/02                                               4,988,381
     7,000   1.80%, 7/18/02                                               6,983,550
    16,575   6.625%, 8/15/02                                             16,735,014
    10,000   6.25%, 10/15/02                                             10,146,486
    24,500   7.375%, 5/15/03                                             25,566,505
    12,500   4.50%, 6/15/03                                              12,737,952
                                                                     --------------
                                                                         77,157,888
-------------------------------------------------------------------------------------
Federal National Mortgage Association  32.2%
    18,000   1.70%, 6/3/02, F.R.N.                                       17,997,127
    49,500   1.76%, 6/3/02, F.R.N.                                       49,500,000
     7,561   1.77%, 6/3/02, F.R.N.                                        7,560,082
    20,000   1.79%, 6/4/02, F.R.N.                                       19,999,983
    30,000   1.69%, 6/7/02, F.R.N.                                       29,993,472

    See Notes to Financial Statements                                      7

     Prudential Government Securities Trust     Money Market Series
             Portfolio of Investments as of May 31, 2002 (Unaudited) Cont'd.

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
$   50,000   1.72%, 6/29/02, F.R.N.                                  $   49,993,162
    15,000   1.82%, 7/3/02                                               14,975,733
     1,625   3.95%, 7/5/02                                                1,628,159
     1,500   6.22%, 8/12/02                                               1,512,674
     1,000   6.44%, 8/14/02                                               1,008,851
     6,600   6.75%, 8/15/02                                               6,665,733
     2,300   6.375%, 10/15/02                                             2,337,696
     2,042   6.25%, 11/15/02                                              2,080,625
       500   6.80%, 1/10/03                                                 512,279
     1,000   5.75%, 4/15/03                                               1,025,087
                                                                     --------------
                                                                        206,790,663
-------------------------------------------------------------------------------------
Student Loan Marketing Association  0.2%
     1,500   3.76%, 7/16/02                                               1,503,505
-------------------------------------------------------------------------------------
Repurchase Agreements  21.5%
    55,384   Chase Securities Inc., 1.82%, dated 5/31/02, due
              6/4/02 in the amount of $55,395,200 (cost
              $55,384,000; the value of the collateral including
              interest is $56,493,549)                                   55,384,000
    36,068   Credit Suisse First Boston Corp., 1.75%, dated
              5/21/02, due 6/4/02 in the amount of $36,092,546
              (cost $36,068,000; the value of the collateral
              including interest is $36,793,457)                         36,068,000
    21,024   Greenwich Capital Markets, Inc., 1.87%, dated
              5/30/02, due 6/3/02 in the amount of $21,028,368
              (cost $21,024,000; the value of the collateral
              including interest is $21,446,257)                         21,024,000
    26,053   Morgan Stanley, 1.75%, dated 5/22/02, due 6/5/02 in
              the amount of $26,070,730 (cost $26,053,000; the
              value of the collateral including interest is
              $26,231,827)                                               26,053,000
                                                                     --------------
                                                                        138,529,000
                                                                     --------------
             Total Investments  99.7%
              (amortized cost $640,928,938(a))                          640,928,938
             Other assets in excess of liabilities  0.3%                  1,688,317
                                                                     --------------
             Net Assets  100%                                        $  642,617,255
                                                                     --------------
                                                                     --------------

------------------------------
F.R.N.--Floating Rate Note. The interest rate reflected is the rate in effect at May 31, 2002.
(a) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

    8                                      See Notes to Financial Statements

Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Portfolio of Investments as of May 31, 2002 (Unaudited)

Principal
Amount
(000)        Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
United States Treasury Bills  75.5%
$    1,031   1.68%, 6/6/02                                           $    1,026,657
        50   1.69%, 6/6/02                                                   45,750
     3,271   1.716%, 6/6/02                                               3,270,220
    25,000   1.73%, 6/6/02                                               24,993,993
    89,539   1.725%, 6/12/02                                             89,500,386
     2,164   1.68%, 6/13/02                                               2,162,788
    32,569   1.695%, 6/13/02                                             32,550,598
    64,695   1.745%, 6/13/02                                             64,657,369
    10,305   1.749%, 6/13/02                                             10,298,994
       692   1.68%, 6/20/02                                                 691,386
     3,054   1.71%, 6/20/02                                               3,051,244
       943   1.703%, 7/18/02                                                940,904
       106   1.805%, 8/1/02                                                 105,676
    14,508   1.808%, 8/1/02                                              14,463,566
     1,600   1.835%, 8/1/02                                               1,595,025
     2,516   1.71%, 8/22/02                                               2,506,200
        70   1.813%, 8/29/02                                                 69,686
     4,122   1.90%, 10/10/02                                              4,093,501
    10,000   1.895%, 11/14/02                                             9,912,620
                                                                     --------------
                                                                        265,936,563
-------------------------------------------------------------------------------------
United States Treasury Notes  23.9%
    10,000   6.00%, 7/31/02                                              10,039,077
     5,000   6.125%, 8/31/02                                              5,031,805
     7,500   6.25%, 8/31/02                                               7,545,790
    15,000   4.75%, 1/31/03                                              15,252,038
    33,752   4.25%, 3/31/03                                              34,244,393
    10,000   5.75%, 4/30/03                                              10,286,745
     1,855   4.25%, 5/31/03                                               1,890,101
                                                                     --------------
                                                                         84,289,949
                                                                     --------------
             Total Investments  99.4%
              (amortized cost $350,226,512(a))                          350,226,512
             Other assets in excess of liabilities  0.6%                  2,246,569
                                                                     --------------
             Net Assets  100%                                        $  352,473,081
                                                                     --------------
                                                                     --------------
------------------------------
(a) Federal income tax basis of Portfolio securities is the same as for financial reporting purposes.

    See Notes to Financial Statements                                      9

     Prudential Government Securities Trust     As of May 31, 2002
             Statement of Assets and Liabilities (Unaudited)

                                                                     U.S. Treasury
                                                        Money            Money
                                                    Market Series    Market Series
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost                      $ 640,928,938    $ 350,226,512
Receivable for investments sold                                --       89,487,713
Receivable for Series shares sold                       8,811,932        4,790,383
Interest receivable                                     2,277,558          927,776
Other assets                                               10,949            5,290
                                                    -------------    -------------
      Total assets                                    652,029,377      445,437,674
                                                    -------------    -------------
LIABILITIES
Payable for investments purchased                              --       89,500,386
Payable for Series shares reacquired                    8,257,288        3,028,468
Accrued expenses and other liabilities                    517,038          157,128
Management fee payable                                    218,297          120,667
Dividends payable                                         173,915          103,855
Payable to custodian                                      171,224            8,098
Distribution fee payable                                   65,360           37,192
Deferred trustee's fees payable                             9,000            8,799
                                                    -------------    -------------
      Total liabilities                                 9,412,122       92,964,593
                                                    -------------    -------------
NET ASSETS                                          $ 642,617,255    $ 352,473,081
                                                    -------------    -------------
                                                    -------------    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01
   per share)                                       $   6,426,173    $   3,524,731
   Paid-in capital in excess of par                   636,191,082      348,948,350
                                                    -------------    -------------
Net assets, May 31, 2002                            $ 642,617,255    $ 352,473,081
                                                    -------------    -------------
                                                    -------------    -------------
Class A:
   Net asset value, offering price and redemption
      price per share ($617,321,376 / 617,321,376
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($347,569,533 / 347,569,533 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------
Class Z:
   Net asset value, offering price and redemption
      price per share ($25,295,879 / 25,295,879
      shares of beneficial interest issued and
      outstanding)                                          $1.00
                                                    -------------
                                                    -------------
      ($4,903,548 / 4,903,548 shares of
      beneficial interest issued and outstanding)                            $1.00
                                                                     -------------
                                                                     -------------

    10                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Six Months Ended May 31, 2002
             Statement of Operations (Unaudited)

                                                                       U.S. Treasury
                                                          Money            Money
                                                      Market Series    Market Series
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                            $ 6,112,939      $ 5,785,850
                                                      -------------    -------------
Expenses
   Management fee                                        1,261,643        1,225,952
   Distribution fee--Class A                               375,651          379,610
   Transfer agent's fees and expenses                      569,000          108,000
   Reports to shareholders                                  50,000           28,000
   Registration fees                                        47,000           51,000
   Custodian's fees and expenses                            40,000           35,000
   Legal fees and expenses                                  22,000           14,000
   Audit fee                                                13,000           13,000
   Trustees' fees                                           10,000            7,000
   Insurance expense                                         4,000            2,000
   Miscellaneous                                             2,700              766
                                                      -------------    -------------
      Total expenses                                     2,394,994        1,864,328
                                                      -------------    -------------
Net investment income                                    3,717,945        3,921,522
                                                      -------------    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                95,977          285,003
                                                      -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $ 3,813,922      $ 4,206,525
                                                      -------------    -------------
                                                      -------------    -------------

    See Notes to Financial Statements                                     11

     Prudential Government Securities Trust     Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               May 31, 2002       November 30, 2001
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
   Net investment income                       $   3,717,945        $  23,518,776
   Net realized gain on investment
      transactions                                    95,977              527,197
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                              3,813,922           24,045,973
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                     (3,616,517)         (22,530,088)
      Class Z                                       (197,405)          (1,515,885)
                                             -----------------    -----------------
                                                  (3,813,922)         (24,045,973)
                                             -----------------    -----------------
Series share transactions(a) (Note 4):
   Net proceeds from shares subscribed           421,554,332          934,125,110
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                3,833,309           24,198,242
   Cost of shares reacquired                    (421,996,294)        (915,939,192)
                                             -----------------    -----------------
   Net increase in net assets from Series
      share transactions                           3,391,347           42,384,160
                                             -----------------    -----------------
Total increase                                     3,391,347           42,384,160
NET ASSETS
Beginning of period                              639,225,908          596,841,748
                                             -----------------    -----------------
End of period                                  $ 642,617,255        $ 639,225,908
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the Money Market Series.

    12                                     See Notes to Financial Statements

Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                Six Months              Year
                                                   Ended                Ended
                                               May 31, 2002       November 30, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     3,921,522      $    17,679,543
   Net realized gain on investment
      transactions                                    285,003              622,876
                                             -----------------    -----------------
   Net increase in net assets resulting
      from operations                               4,206,525           18,302,422
                                             -----------------    -----------------
Dividends and distributions (Note 1)
      Class A                                      (4,164,839)         (18,074,466)
      Class Z                                         (41,686)            (227,956)
                                             -----------------    -----------------
                                                   (4,206,525)         (18,302,422)
                                             -----------------    -----------------
Series share transactions(a) (Note 4)
   Net proceeds from shares subscribed          2,258,098,365        2,860,134,638
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 3,707,834           16,133,100
   Cost of shares reacquired                   (2,418,440,846)      (2,737,823,725)
                                             -----------------    -----------------
   Net increase (decrease) in net assets
      from Series share transactions             (156,634,647)         138,444,013
                                             -----------------    -----------------
Total increase (decrease)                        (156,634,647)         138,444,013
NET ASSETS
Beginning of period                               509,107,728          370,663,715
                                             -----------------    -----------------
End of period                                 $   352,473,081      $   509,107,728
                                             -----------------    -----------------
                                             -----------------    -----------------
------------------------------
(a) At $1.00 per share for the U.S. Treasury Money Market Series.

    See Notes to Financial Statements                                     13

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited)

      Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of two series the Money Market Series and the U.S. Treasury Money Market Series (each a 'Series'); the monies of each series are invested in separate, independently managed portfolios. The Money Market Series seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less. The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations that mature in 13 months or less.

Note 1. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and each Series in the preparation of its financial statements.

      Securities Valuations:    Portfolio securities of the Fund are valued at
amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund's expenses are allocated to the respective Series on the basis of relative net assets except for Series specific expenses which are allocated at a Series or class level.

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Dividends and Distributions:    The Fund declares daily dividends from net
investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes: For federal income tax purposes, each Series of the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly based on the average daily net assets of each Series. With respect to the Money Market Series, the management fee is payable as follows: .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion. With respect to the U.S. Treasury Money Market Series, the management fee is payable at an annual rate of .40 of 1% of the average daily net assets of the Series.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to a plan of distribution (the 'Class A Plan'), regardless of expenses actually incurred by it. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A Plan, the Money Market Series and the U.S. Treasury Money Market Series compensate PIMS at an annual rate of .125 of 1% of each Series' Class A average daily net assets.
                                                                          15

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended May 31, 2002, the Fund incurred fees of approximately $500,000 and $107,000, respectively, for the Money Market Series and U.S. Treasury Money Market Series. As of May 31, 2002, approximately $83,000 and $12,900 of such fees were due to PMFS, respectively, for the Money Market Series and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Capital
The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

      Transactions in shares of beneficial interest and dollars for the Money Market Series were as follows:

                                                    Six Months Ended       Year Ended
                                                         May 31,          November 30,
                                                          2002                2001
                                                    -----------------    --------------
Class A
-------------------------------------------------
Shares sold                                               407,614,228       895,915,040
Shares issued in reinvestment of dividends and
  distributions                                             3,631,187        22,663,664
Shares reacquired                                        (401,961,979)     (868,848,233)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding               9,283,436        49,730,471
                                                    -----------------    --------------
                                                    -----------------    --------------
Class Z
-------------------------------------------------
Shares sold                                                13,940,104        38,210,070
Shares issued in reinvestment of dividends and
  distributions                                               202,122         1,534,578
Shares reacquired                                         (20,034,315)      (47,090,959)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding              (5,892,089)       (7,346,311)
                                                    -----------------    --------------
                                                    -----------------    --------------

     Prudential Government Securities Trust
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of beneficial interest and dollars for the U.S. Treasury Money Market Series were as follows:

                                                    Six Months Ended       Year Ended
                                                         May 31,          November 30,
                                                          2002                2001
                                                    -----------------    --------------
Class A
-------------------------------------------------
Shares sold                                             2,256,960,964     2,849,735,502
Shares issued in reinvestment of dividends and
  distributions                                             3,665,042        15,905,262
Shares reacquired                                      (2,415,418,713)   (2,728,432,735)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding            (154,792,707)      137,208,029
                                                    -----------------    --------------
                                                    -----------------    --------------
Class Z
-------------------------------------------------
Shares sold                                                 1,137,401        10,399,136
Shares issued in reinvestment of dividends and
  distributions                                                42,792           227,838
Shares reacquired                                          (3,022,133)       (9,390,990)
                                                    -----------------    --------------
Net increase (decrease) in shares outstanding              (1,841,940)        1,235,984
                                                    -----------------    --------------
                                                    -----------------    --------------

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gain on investment
transactions                                                             0.006
Dividends and distributions                                             (0.006)
                                                                  ----------------   ---
Net asset value, end of period                                        $  1.000
                                                                  ----------------   ---
                                                                  ----------------   ---
TOTAL RETURN(a)                                                            .61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $617,321
Average net assets (000)                                              $602,693
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.77%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.64%(b)
   Net investment income                                                  1.17%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions Total return for periods less than one full year is not annualized.
(b) Annualized.

    18                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  1,000             $  1.000             $  1.000             $  1.000             $  1.000
       0.039                0.053                0.042                0.048                0.048
      (0.039)              (0.053)              (0.042)              (0.048)              (0.048)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1,000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.04%                5.43%                4.31%                4.87%                4.87%
    $608,038             $558,307             $576,868             $590,004             $591,428
    $589,136             $559,103             $594,266             $589,649             $586,513
        0.83%                0.91%                0.90%                0.80%                0.77%
        0.70%                0.79%                0.77%                0.67%                0.65%
        3.82%                5.35%                4.23%                4.77%                4.77%

    See Notes to Financial Statements                                     19

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gain on investment
   transactions                                                          0.007
Dividends and distributions                                             (0.007)
                                                                      --------
Net asset value, end of period                                        $  1.000
                                                                      --------
                                                                      --------
TOTAL RETURN(a)                                                            .67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 25,296
Average net assets (000)                                              $ 29,861
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.64%(b)
   Expenses, excluding distribution and service (12b-1) fees              0.64%(b)
   Net investment income                                                  1.30%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than one full year is not annualized.
(b) Annualized.

    20                                     See Notes to Financial Statements

     Prudential Government Securities Trust     Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
       0.040                0.054                0.044                0.049                0.048
      (0.040)              (0.054)              (0.044)              (0.049)              (0.048)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.16%                5.56%                4.44%                5.00%                5.03%
    $ 31,188             $ 38,534             $ 41,546             $ 26,901             $    581
    $ 37,641             $ 34,243             $ 32,984             $ 19,236             $    672
        0.70%                0.79%                0.77%                0.67%                0.65%
        0.70%                0.79%                0.77%                0.67%                0.65%
        4.03%                5.48%                4.38%                4.89%                4.92%

    See Notes to Financial Statements                                     21

Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gain on investment
transactions                                                             0.007
Dividends and distributions                                             (0.007)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                            .69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $347,570
Average net assets (000)                                              $609,044
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.61%(c)
   Expenses, excluding distribution and service (12b-1) fees              0.48%(c)
   Net investment income                                                  1.28%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods less than one full year is not annualized.
(b) Reflects overall Series ratio for investment income and non-class specific expenses.
(c) Annualized.

    22                                     See Notes to Financial Statements

Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended November 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
       0.038                0.052                0.041                0.046                0.047
      (0.038)              (0.052)              (0.041)              (0.046)              (0.047)
----------------     ----------------     ----------------     ----------------     ----------------
    $  1.000             $  1.000             $  1.000             $  1.000             $  1.000
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.01%                5.27%                4.19%                4.66%                4.80%
    $502,362             $365,154             $321,641             $336,985             $432,784
    $444,533             $396,454             $383,772             $420,140             $402,634
        0.62%(b)             0.61%                0.63%                0.63%                0.65%
        0.49%(b)             0.48%                0.51%                0.51%                0.52%
        3.92%(b)             5.09%                4.08%                4.57%                4.66%

    See Notes to Financial Statements                                     23

Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights (Unaudited)

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                    May 31, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  1.000
Net investment income and net realized gain on investment
   transactions                                                          0.007
Dividends and distributions                                             (0.007)
                                                                  ----------------
Net asset value, end of period                                        $  1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a)                                                            .75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  4,903
Average net assets (000)                                              $  5,616
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              0.48%(d)
   Expenses, excluding distribution and service (12b-1) fees              0.48%(d)
   Net investment income                                                  1.43%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
(e) Reflects overall Series ratio for investment income and non-class specific expenses.

    24                                     See Notes to Financial Statements

Prudential Government Securities Trust     U.S. Treasury Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                Class Z
--------------------------------------------------------------------------------------------------------
                            Year Ended November 30,                                 February 21, 1997(b)
-------------------------------------------------------------------------------           Through
      2001                 2000                 1999                 1998            November 30, 1997
--------------------------------------------------------------------------------------------------------
     $1.000               $1.000               $1.000               $1.000                 $1.000
      0.040                0.053                0.043                0.049                  0.039
     (0.040)              (0.053)              (0.043)              (0.049)                (0.039)
    -------              -------              -------              -------                -------
     $1.000               $1.000               $1.000               $1.000                 $1.000
    -------              -------              -------              -------                -------
    -------              -------              -------              -------                -------
       4.14%                5.40%                4.37%                5.05%                  3.96%
     $6,746               $5,510               $2,013               $  211(c)              $  205(c)
     $5,870               $2,191               $1,942               $  209(c)              $  197(c)
       0.49%(e)             0.48%                0.51%                0.51%                  0.52%(d)
       0.49%(e)             0.48%                0.51%                0.51%                  0.52%(d)
       4.40%(e)             5.31%                4.19%                4.91%                  3.89%(d)

    See Notes to Financial Statements                                     25

Prudential Government Securities Trust

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.


PRUDENTIAL MUTUAL FUNDS
------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
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    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                          www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


 * This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential Government Securities Trust

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                              www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant
Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Series Symbols                      Nasdaq     CUSIP
--------------                      ------     -----
Money Market Series    Class A      PBGXX    744342205
                       Class Z      PGZXX    744342403
U.S. Treasury
Money Market Series    Class A      PUSXX    744342304
                       Class Z      PTZXX    744342502

The views expressed in this report and
information about the Trust's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

PRUDENTIAL (LOGO)

Series Symbols                     Nasdaq      CUSIP
--------------                     ------      -----
Money Market Series    Class A     PBGXX      744342205
                       Class Z     PGZXX      744342403
U.S. Treasury
Money Market Series    Class A     PUSXX      744342304
                       Class Z     PTZXX      744342502


MF100E2    IFS-A072561

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.